Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 1,502,271	$ 1,556,206
Limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	314,108	369,782
Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,188,163	$ 1,186,424
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,520,028
Carrying amount | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	57,072
Carrying amount | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	410,100
Carrying amount | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	62,115
Carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	109,462
Carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	281,279
Carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	600,000
Carrying amount | Limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	320,028
Carrying amount | Limited recourse debt facilities | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	57,072
Carrying amount | Limited recourse debt facilities | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	60,100
Carrying amount | Limited recourse debt facilities | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	62,115
Carrying amount | Limited recourse debt facilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	109,462
Carrying amount | Limited recourse debt facilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	31,279
Carrying amount | Limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,200,000
Carrying amount | Unsecured notes | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	350,000
Carrying amount | Unsecured notes | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	250,000
Carrying amount | Unsecured notes | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 600,000